Reconciliation of Segment Measures to the Consolidated Income Statements	12 Months Ended
Dec. 31, 2024
Reconciliation of Segment Measures to the Consolidated Income Statements
Reconciliation of Segment Measures to the Consolidated Income Statements

(C.2) Reconciliation of Segment Measures to the Consolidated Income Statements

€ millions	2024		2023		2022
	Actual	Constant	Actual	Constant	Actual
	Currency	Currency[1]	Currency	Currency[1]	Currency
Total segment revenue	34,176	34,310	31,207	32,033	29,520
Adjustment for currency impact	0	-135	0	-826	0
 Total revenue	34,176	34,176	31,207	31,207	29,520
Total segment profit	8,153	8,232	6,514	6,781	6,447
Adjustment for currency impact	0	-78	0	-267	0
Adjustment for
Acquisition-related charges	-356	-356	-345	-345	-395
 Restructuring	-3,144	-3,144	-215	-215	-138
Regulatory compliance matter expenses	11	11	-155	-155	0
 Operating profit	4,665	4,665	5,799	5,799	5,914
 Other non-operating income/expense, net	-298	-298	-3	-3	-11
Financial income, net	-63	-63	-311	-311	-196
Adjustment for gains and losses from equity securities, net	461	461	-145	-145	-1,194
 Profit before tax	4,764	4,764	5,341	5,341	4,513

[1] The 2024 constant currency amounts are only comparable to 2023 actual currency amounts; 2023 constant currency amounts are only comparable to 2022 actual currency amounts.